Accounts receivable (Movements of loss allowance) (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Accounts receivable [abstract]
Beginning of the year	¥ (112,086)	¥ (88,889)
Provision	(40,064)	(23,363)
Reversal	4,728	0
Write-off	607	167
Currency translation differences	(98)	(1)
End of the year	¥ (146,913)	¥ (112,086)